Cost of services, selling and administrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Salaries and other member costs	$ 8,870,235,000	$ 7,798,407,000
Professional fees and other contracted labour	1,500,613,000	1,459,295,000
Hardware, software and data center related costs	827,613,000	790,447,000
Property costs	213,962,000	214,430,000
Amortization, depreciation and impairment (Note 24)	506,122,000	468,334,000
Other operating expenses	63,876,000	45,651,000
Costs of services, selling and administrative	11,982,421,000	10,776,564,000
R&D and other tax credits	$ 159,390,000	$ 155,856,000